Operating Revenue by Geographic Location (Tables)	12 Months Ended
Dec. 31, 2013
Operating Revenue by Geographic Location
Schedule of operating revenue by geographic location

Operating revenue by geographic location for the years ended December 31, was as follows (in thousands):

Continent	2013	2012	2011
Australia—Asia	$413,662	$403,697	$329,300
Europe	174,455	185,312	138,801

Total Revenue	$588,117	$589,009	$468,101